Consolidated Statements of Cash Flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of cash flows [abstract]
Profit (loss) for the year	R$ 5,200,583	R$ 111,229	R$ (853,058)
Adjustments to reconcile net income (loss) to net cash provided by operations
Accrued charges on borrowings and financing	1,938,077	2,346,598	2,944,558
Charges on loans and financing granted	(50,239)	(54,777)	(58,731)
Depreciation/ depletion / amortization	1,273,021	1,453,335	1,322,497
Equity in results of affiliated companies	(135,706)	(109,111)	(64,918)
Deferred income tax and social contribution	(576,895)	50,128	60,368
Provision for tax, social security, labor and civil risks	(34,279)	10,166	(25,642)
Monetary variations and exchange differences	1,023,695	250,660	(1,038,018)
Gain/(Loss) of derivative financial instruments	0	(28,503)	(5,467)
Eletrobras's compulsory loan	(21,558)	(755,151)	0
Proceeds from disposal of fixed and intangible assets	38,245	28,127	88,339
Gain on repurchase of debt securities	0	0	(146,214)
Provision (Reversal) for consumption and services	55,726	(44,921)	0
Provision for actuarial liabilities	(20,984)	(36,953)	(18,803)
PIS and COFINS credits	(2,208,462)	0	0
Gain on business combination	0	0	(66,496)
Net gain on sale of a foreign subsidiary	(1,164,294)	0	0
Gain on disposal of available for sale	0	0	(252,023)
Provision for environmental liabilities and decommissioning of assets	(55,247)	(10,051)	18,133
Impairment of Transnordestina	0	0	387,989
Updated shares - Fair value through profit or loss (VJR)	(1,655,813)	0	0
Other provisions	(43,435)	82,682	(993)
Total	3,583,993	3,293,458	2,291,521
Changes in assets and liabilities
Trade receivables - third parties	99,223	(300,449)	(388,469)
Trade receivables - related parties	22,071	14,449	(3,956)
Inventories	(800,050)	(442,109)	947,834
Receivables from related parties/Dividends	113,800	68,224	34,082
Recoverable taxes	238,181	(100,470)	275,018
Judicial deposits	(7,496)	(6,720)	38,910
Trade payables	990,942	711,953	482,009
Payroll and related taxes	(1,100)	(3,658)	(5,691)
Taxes in installments - REFIS	(23,806)	23,775	(253,374)
Payables to related parties	129,031	46,081	(9,726)
Interest paid	(2,141,710)	(2,634,931)	(3,050,036)
Interest received	0	0	19,636
Interest on swaps paid	0	0	(3,999)
Other	5,026	(97,752)	(97,841)
Increase (Decrease) in assets and liabilities	(1,375,888)	(2,721,607)	(2,015,603)
Net cash generated by operating activities	2,208,105	571,851	275,918
Investments / acquisition of shares	(218,840)	0	(190,435)
Purchase of property, plant and equipment	(1,317,102)	(1,059,481)	(1,628,694)
Receipt/(Payment) in derivative transactions	(372)	30,453	(722,443)
Purchase of intangible assets	(2,200)	(622)	(3,119)
Loans granted to related parties	(101,908)	(49,072)	(96,461)
Financial investment, net of redeemed amount	(167,773)	24,679	3,208
Loans received from related parties	0	4,819	0
Cash received by disposal of Usiminas' shares	39,377	0	0
Cash and cash equivalents from discontinued operations	0	0	331,835
Net cash received from the sale of a foreign subsidiary	1,670,359	0	0
Cash and cash equivalents on acquisition of control	0	0	941
Net cash used in investing activities	(98,459)	(1,049,224)	(2,305,168)
Borrowings and financing raised	2,143,679	534,506	22,597
Cost of borrowing	(92,287)	(238)	(26,844)
Payment of borrowings	(5,019,978)	(1,528,023)	(398,699)
Payment of dividends and interests on shareholder's equity	(502,002)	0	(53)
Treasury shares	213,402	0	0
Forfaiting funding / drawee risk	0	0	78,240
Forfaiting amortization / drawee risk	0	0	(407,155)
Buyback of debt securities	0	0	(151,098)
Net cash used in financing activities	(3,257,186)	(993,755)	(883,012)
Exchange rate changes on cash and cash equivalents of foreign subsidiaries	(16,028)	11,538	(77,628)
Increase (Decrease) in cash and cash equivalents	(1,163,568)	(1,459,590)	(2,989,890)
Cash and cash equivalents at the beginning of the year	3,411,572	4,871,162	7,861,052
Cash and cash equivalents at the end of the year	R$ 2,248,004	R$ 3,411,572	R$ 4,871,162